Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following table is a summary of equity income in associated companies by investment for the years ending December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Houghton Korea	$2,644	$3,808	$5,241
Nippon Japan	323	461	853
Kelko Panama	425	154	107
Grindaix (1)	—	(37)	—
Primex	(1,427)	4,993	1,151
Total equity in net income of associated companies	$1,965	$9,379	$7,352
(1)In February 2021, the Company acquired a 38% ownership interest in Grindaix. From that date through September 2021 when the Company purchased the remaining interest of Grindaix, the Company accounted for its 38% interest under the equity method of accounting and recorded equity in net income of associated companies. See Note 2 of Notes to Consolidated Financial Statements.